Loans, Impaired Loans, And Allowance For Credit Losses - Summary of Gross Carrying Amounts of Loans and Credit Risk Exposures on Loan Commitments and Financial Guarantee Contracts by Internal Risk Ratings (Parenthetical) (Detail) - CAD ($)
$ in Millions
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 669,501
Trading loans at fair value		$ 11,000
Business and government and Residential Mortgage [member]
Disclosure of detailed information about financial instruments [line items]
Trading loans at fair value	11,000
Non-trading loans at fair value	1,000
Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	172,033
Off-balance sheet credit risks [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	550,000
Impaired loans [Member] | Business and government and Residential Mortgage [member] | With no allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	124
Undrawn component of uncommitted credit and liquidity commitments [member] | Off-balance sheet credit risks [member] | Non retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	37,000
Mortgages [member] | Business and government and Residential Mortgage [member] | Insured [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	95,000
Real estate secured personal lending [member] | Canadian Government Insured [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	14,000
Personal lines of credit and credit card lines cancellable and bank's discretion [member] | Off-balance sheet credit risks [member] | Retail Exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	$ 302,000